Marketable securities and other investments	12 Months Ended
Mar. 31, 2012
Marketable securities and other investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥136,722	¥43,094	¥3,303	¥176,513
Debt securities	32,318	320	1,022	31,616
Held-to-maturity:
Commercial paper*	259,972	—	—	259,972
Other debt securities	7,804	25	2	7,827

Total	¥436,816	¥43,439	¥4,327	¥475,928

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,977 million and “Short-term investments” totaling ¥59,995 million.

	March 31, 2012
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥133,440	¥59,965	¥12,638	¥180,767
Debt securities	44,757	621	793	44,585
Held-to-maturity:
Commercial paper*	259,953	—	—	259,953
Other debt securities	4,604	11	2	4,613

Total	¥442,754	¥60,597	¥13,433	¥489,918

*	Commercial paper are “Cash and cash equivalents” totaling ¥199,979 million and “Short-term investments” totaling ¥59,974 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2011 and 2012 are as follows:

	March 31, 2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,191	¥1,340	¥11,663	¥1,963
Debt securities	9,234	532	6,544	490
Held-to-maturity:
Debt securities	1,104	2	—	—

	March 31, 2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥43,049	¥11,481	¥3,382	¥1,157
Debt securities	983	320	4,612	473
Held-to-maturity:
Debt securities	198	2	—	—

In the ordinary course of business, NTT maintains long-term investment equity securities accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥68,325 million and ¥70,888 million at March 31, 2011 and 2012, respectively. NTT did not evaluate fair values of investment securities with an aggregate carrying amount of ¥67,698 million and ¥68,916 million of these securities for impairment at March 31, 2011 and 2012, respectively, because there are no events or changes in circumstances that have material effects on the fair value or it is not practicable to measure these effects.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2012 are as follows:

	March 31, 2010	March 31, 2011	March 31, 2012
	Millions of yen
Proceeds	¥77,153	¥15,749	¥9,995
Gross realized gain	6,623	3,248	5,559
Gross realized loss	5,027	401	532

The amounts of net income reclassified out of accumulated other comprehensive income (loss) for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥(2,005) million, ¥(4,511) million and ¥104 million, respectively.

Maturities of debt securities classified as held-to-maturity at March 31, 2011 and 2012 are as follows.

	2011		2012
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥265,682	¥265,691	¥260,753	¥260,753
Due after 1 year through 5 years	1,131	1,129	2,335	2,346
Due after 5 years through 10 years	963	979	1,166	1,166
Due after 10 years	—	—	303	301

Total	¥267,776	¥267,799	¥264,557	¥264,566

NTT DOCOMO held approximately 11% of the outstanding common shares of KT Freetel Co., Ltd. (“KTF”) as of March 31, 2009 with the initial acquisition cost of ¥65,602 million. On January 20, 2009, NTT DOCOMO agreed with KT Corporation (“KT”) that NTT DOCOMO would exchange 40% of its KTF shareholding for KT common shares and the remaining 60% for KT exchangeable bonds in connection with the proposed merger between KT and KTF.

The exchange of KTF shares for KT exchangeable bonds and for KT common shares was carried out on May 27, 2009 and June 1, 2009, respectively. KT exchangeable bonds were acquired for ¥20,821 million and NTT recognized ¥2,753 million of realized loss. KT common shares were acquired for ¥15,023 million and NTT recognized ¥692 million of realized loss. The exchange of KT exchangeable bonds for KT ADRs was carried out on December 14, 2009. KT ADRs were acquired for ¥26,326 million and NTT recognized ¥5,477 million of realized gain. These amounts are included in the table of proceeds and gross realized gains (losses) from the sale of available-for-sale securities for the year ended March 31, 2010 which is presented above.